Related Party Transactions - Summary of share based payment arrangement to board members (Detail) - Subscription Rights Incentive Plans To Board Members For Consulting Services [Member]	12 Months Ended
	Dec. 31, 2020 shares kr / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Expiry Date May Twelfth Two Thousand And Twenty [Member]
Disclosure of transactions between related parties [line items]
Grant Date	February 26, 2016
Expiry Date	May 12, 2020
Exercise Price | kr / shares	kr 8.10
Number outstanding | shares			500,000
Expiry Date May Ninth Two Thousand And Twenty Three [Member]
Disclosure of transactions between related parties [line items]
Grant Date	August 15, 2018
Expiry Date	May 09, 2023
Exercise Price | kr / shares	kr 5.10
Number outstanding | shares		600,000	600,000
Expiry Date May Fifteenth Two Thousand And Twenty Five [Member]
Disclosure of transactions between related parties [line items]
Grant Date	June 17, 2020
Expiry Date	May 15, 2025
Exercise Price | kr / shares	kr 1.71
Number outstanding | shares	600,000